Schedule of Maturities of the Bank Borrowings (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Debt Disclosure [Abstract]
2025	$ 535,371	$ 4,158,599
2026	266,467	2,069,832
Total bank borrowings repayments	801,838	6,228,431
Less: imputed interest	(21,725)	(168,745)
Total	$ 780,113	$ 6,059,686	$ 9,926,756